Related Parties - Remuneration Of Key Management Personnel (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Key Management Personnel Compensation [Abstract]
Key Management Personnel Fees	$ 90,436	$ 105,841	$ 149,190
Key Management Personnel Compensation Total	$ 90,436	$ 105,841	$ 149,190